Short-term borrowings and long-term debt (Tables)	12 Months Ended
Mar. 31, 2019
Short-term Borrowings

Short-term borrowings at March 31, 2018 and 2019 consist of the following:

	Yen in millions
	March 31,
	2018	2019
Loans, principally from banks, with a weighted-average interest at March 31, 2018 and March 31, 2019 of 2.14% and of 2.11% per annum, respectively	1,254,444	1,468,430
Commercial paper with a weighted-average interest at March 31, 2018 and March 31, 2019 of 1.65% and of 2.28% per annum, respectively	3,900,469	3,876,544

	5,154,913	5,344,973

Long-term Debt

Long-term debt at March 31, 2018 and 2019 comprises the following:

	Yen in millions
	March 31,
	2018	2019
Unsecured loans, representing obligations principally to banks, due 2018 to 2036 in 2018 and due 2019 to 2041 in 2019 with a weighted-average interest at March 31, 2018 and March 31, 2019 of 2.70% and of 2.78% per annum, respectively	3,215,309	3,441,336
Secured loans, representing obligations principally to finance receivables securitization due 2018 to 2030 in 2018 and due 2019 to 2026 in 2019 with a weighted-average interest at March 31, 2018 and March 31, 2019 of 1.99% and of 2.47% per annum, respectively	1,963,057	1,840,204
Medium-term notes of consolidated subsidiaries, due 2018 to 2046 in 2018 and due 2019 to 2048 in 2019 with a weighted-average interest at March 31, 2018 and March 31, 2019 of 2.18% and of 2.46% per annum, respectively	6,994,629	7,372,550
Unsecured notes of parent company, due 2018 to 2037 in 2018 and due 2019 to 2037 in 2019 with a weighted-average interest at March 31, 2018 and March 31, 2019 of 0.94% and of 1.84% per annum, respectively	370,000	511,980
Unsecured notes of consolidated subsidiaries, due 2018 to 2031 in 2018 and due 2019 to 2031 in 2019 with a weighted-average interest at March 31, 2018 and March 31, 2019 of 2.20% and of 2.12% per annum, respectively	1,569,517	1,566,994
Secured notes of consolidated subsidiaries, due 2018 to 2021 in 2018 and due 2019 to 2022 in 2019 with a weighted-average interest at March 31, 2018 and March 31, 2019 of 7.90% and of 7.78% per annum, respectively	59,513	53,120
Long-term capital lease obligations, due 2018 to 2035 in 2018 and due 2019 to 2035 in 2019 with interest ranging from 0.37% to 14.73% per annum in 2018 and from 0.12% to 14.73% per annum in 2019	20,626	19,021

	14,192,651	14,805,205
Less - Current portion due within one year	(4,186,277)	(4,254,260)

	10,006,374	10,550,945

Aggregate Amounts of Annual Maturities of Long-term Debt During Next Five Years

The aggregate amounts of annual maturities of long-term debt during the next five years are as follows:

Years ending March 31,	Yen in millions
2020	4,254,260
2021	3,057,026
2022	3,033,332
2023	2,221,041
2024	1,123,524